CIRR-system - Subclassifications of financial information (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Sub-classifications of financial information
Concessionary loans outstanding	kr 663		kr 754
Result of previous concessionary credit program	(42)		(48)		kr 53
Administrative remuneration for concessionary loans	(2)		(2)		(2)
Comprehensive income
Interest income	5,153		3,896		3,188
Interest expenses	(3,711)		(2,213)		(1,441)
Net interest income	1,442		1,683		1,747
Foreign exchange effects	(3)		0		(2)
Financial position for CIRR-system
Cash and cash equivalents	2,416	[1]	1,231	[1]	7,054	[1]	kr 2,258
Derivatives	6,529		7,803
Other assets	4,980		3,556
Prepaid expenses and accrued revenues	2,657		2,091
Total assets	302,033		264,392
Derivatives	21,934		16,480
Accrued expenses and prepaid revenues	2,583		2,063
Total liabilities and equity	302,033		264,392
Committed undisbursed loans	50,814		72,914
Binding offers	744		1,211
CIRR-System
Comprehensive income
Interest income	1,624		1,343		1,185
Interest expenses	(1,480)		(1,115)		(961)
Net interest income	144		228		224
Interest compensation	20		26		121
Foreign exchange effects	9		(6)		4
Profit before compensation to SEK	173		248		349
Administrative remuneration to SEK	(155)		(123)		(114)
Operating profit CIRR-system	18		125		235
Reimbursement to (-) / from (+) the State	(18)		(125)		kr (235)
Financial position for CIRR-system
Cash and cash equivalents			10
Loans	69,922		49,124
Derivatives	502		522
Other assets	4,090		3,472
Prepaid expenses and accrued revenues	561		364
Total assets	75,075		53,492
Liabilities	70,144		49,252
Derivatives	4,408		3,789
Accrued expenses and prepaid revenues	523		451
Total liabilities and equity	75,075		53,492
Committed undisbursed loans	47,664		69,161
Binding offers	kr 616		kr 628

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date. See Note 11.